Risk Management Policy	12 Months Ended
Dec. 31, 2022
RISK MANAGEMENT POLICY
Risk Management Policy

22.  RISK MANAGEMENT POLICY

The Group companies follow the guidelines of the Risk Management Control System (SCGR) defined at the Holding level (Enel S.p.A.), which establishes rules for managing risks through the respective standards, procedures, systems, etc., applicable to the different levels of the Group companies, in the business risk identification, analysis, evaluation, treatment, and communication processes the business addresses on a continuous basis. These guidelines are approved by the Enel S.p.A. Board of Directors, which includes a Risk and Controls Committee responsible for supporting the Enel Chile Board’s evaluation and decisions regarding internal control and risk management system, as well as those related to the approval of periodic financial statements.

To comply with the guidelines, each company has its own specific Control Management and Risk Management policy, which is reviewed and approved at the beginning of each year by the Enel Chile Board of Directors, observing and applying all local requirements in terms of the risk culture.

The Company seeks protection against all risks that could affect the achievement of the business objectives. The Enel Group has a risk taxonomy for the entire Group which considers 6 risk macro-categories: financial; strategic; governance and culture; digital technology; compliance; and operational; and 38 risk sub-categories to identify, analyze, assess, evaluate, treat, monitor and communicate their risks.

The Enel Group risk management system considers three lines of action (defense) to obtain effective and efficient risk management and controls. Each of these three “lines” plays a different role within the organization’s broader governance structure (Business and Internal Control areas acting as the first line, Risk Control as the second line, and Internal Audit as the third line of defense). Each line of defense has the obligation to report to and keep senior management and the Directors up-to-date on risk management. In this sense, the first and second lines of defense report to the senior management, and the second and third lines report to the Directors.

Within each of the Group’s companies, the risk management is decentralized. Each manager responsible for the operating process in which the risk arises is also responsible for treating the risk and adopting risk control and mitigating measures.

22.1 Interest rate risk

Changes in interest rates affect the fair value of assets and liabilities bearing fixed interest rates, as well as the expected future cash flows of assets and liabilities subject to floating interest rates.

The objective of managing interest rate risk exposure is to achieve a balance in the debt structure to minimize the cost of debt with reduced volatility in profit or loss.

The Group’s financial debt structure per fixed and/or hedged interest rate on gross, net of hedging derivative instruments engaged, is as follows:

	For the years ended December 31,
	2022	2021
	%	%
Fixed interest rate	84%	82%

This ratio only considers debt transactions between third parties and Enel Finance International, if any.

Depending on the Group’s estimates and the objectives of the debt structure, hedging transactions are performed by entering into derivative contracts to mitigate these risks.

Risk control through specific processes and indicators allows companies to limit possible adverse financial impacts and, at the same time, optimize the debt structure with an adequate degree of flexibility.

It is public knowledge that LIBOR will be gradually discontinued by June 30, 2023, and the market consensus is that it will be substituted by the SOFR reference rate, which is a risk-free rate.

The Enel Chile Group has analyzed the potential impacts of this reform, which includes an identification of the contracts affected, an analysis of relevant clauses, and a work plan to adapt and update the documentation to new market standards. Additionally, in order to anticipate for this reform, all new financial operations signed by Enel Chile have been governed by the new SOFR reference interest rate.

However, this does not eliminate some potential risks inherent to the new reference rate adaptation process, such as a potential increase or decrease in the post-change interest rate, risk related to the availability of new rate data, operational risk derived from the need to adapt our new systems to the new reference, etc.

As of December 31, 2022, our total exposure to LIBOR debt is US$ 540 million (ThCh$462,164,400) and includes allowances for the transition from LIBOR to an alternative reference rate. Additionally, we have coverage through derivative instruments that reference LIBOR and mature after June 2023, in the amount of US$ 50 millions (ThCh$42,793,000), considering transition provisions according to the market standard.

22.2 Exchange rate risk

Exchange rate risks involve basically the following transactions:

-	Debt taken on by the Group’s companies that is denominated in a currency other than the currency in which its cash flows are indexed.
-	Payments to be made in a currency other than the one to which its cash flows are indexed, for example, for the acquisition of materials associated with projects and payments of corporate insurance policies, among others.
-	Income in Group companies directly linked to changes in currencies other than the currency of its cash flows.

In order to mitigate foreign currency risk, the Group’s foreign currency risk management policy is based on cash flows and includes maintaining a balance between U.S. dollar flows and the levels of assets and liabilities denominated in such currency. The objective is to minimize the exposure to variability in cash flows that are attributable to foreign exchange risk.

The hedging instruments currently being used to comply with the policy are currency swaps and forward exchange contracts.

During the fourth quarter of 2022, exchange rate risk management continued in the context of complying with the aforementioned risk management policy, without difficulty to access the derivatives market.

22.3 Commodities risk

The Group has a risk exposure to price fluctuations in certain commodities, basically due to:

-	-Purchases of fuel used to generate electricity.
-	-Energy purchase/sale transactions that take place in local markets.

To reduce the risk in situations of extreme drought, the Group has designed a commercial policy that defines the levels of sales commitments in line with the capacity of its generating power plants in a dry year. It also includes risk mitigation terms in certain contracts with unregulated customers and with regulated customers subject to long-term tender processes, establishing indexation polynomials that allow for reducing commodities exposure risk.

Considering the operating conditions faced by the power generation market, with drought and highly volatile commodity prices on international markets, the Company is constantly evaluating the use of hedging to minimize the impacts that these price fluctuations have on its results.

As of December 31, 2022, there were Brent hedges on purchases for 450 Kbbl to be settled in 2023. There were also two hedges on gas commodities: a) the 2.7 TBtu HH Swap on sales to be settled in 2023; and b) the 18.9

TBtu HH Future on purchases to be settled in 2023. There was also a hedge on purchases of 175.6 kTon of coal to be settled in 2023. As of December 31, 2021, there were Brent hedges on 1,930 Kbbl to be settled in 2022 and HH hedges on 9.1 TBtu to be settled in 2022.

Depending on the Group’s permanently updated operating conditions, these hedges may be modified, or include other commodities.

Thanks to the mitigation strategies implemented, the Group was able to minimize the effects of the volatility of commodity prices on the results of the fourth quarter of 2022.

22.4 Liquidity risk

The Group maintains a liquidity risk management policy that consists of entering into long-term committed banking facilities and temporary financial investments for amounts that cover the projected needs over a period of time that is determined based on the situation and expectations for debt and capital markets.

Despite having negative working capital at the end of 2022, the Company has the capacity to overcome this situation and mitigate the risk through its liquidity risk policy and actions described herein.

The projected needs mentioned above include maturities of financial debt net of financial derivatives. For further details regarding the features and conditions of financial obligations and financial derivatives see Notes 20, 21 and 23.

As of December 31, 2022, the Group recorded liquidity in the amount of ThCh$875,213,699 in cash and cash equivalents and ThCh$333,551,000 in unconditionally available long-term lines of credit. As of December 31, 2021, the Group recorded liquidity of ThCh$309,975,140 in cash and cash equivalents and ThCh$118,469,000 in unconditionally available long-term lines of credit.

22.5 Credit risk

The Group closely monitors its credit risk.

Trade receivables:

Regarding the credit risk of our electricity generation line of business, related to trade receivables, this risk is historically very limited because the customer collection period is short, accordingly, no significant individual amounts are accumulated before the service is shut-off due to late payment, according to contract conditions. For this reason, credit risk is continuously monitored, measuring the maximum amounts exposed to payment risk which is very limited.

For our electricity distribution company, it has the power to shut-off supply in the event of customer default, which is applied in accordance with current regulations and facilitates the process to evaluate and control credit risk, which is also limited. However, on August 8, 2020, Law 21,249 on Basic Services was published and during 2021 two extensions to this Law 21,249 were published, which provide exceptional measures on behalf of end users of water, electricity and gas services. The regulation established, up to December 31, 2021, the prohibition to shut off services for residential customers (as well as hospitals, healthcare centers, orphanages and retirement homes, non-profit organizations, micro companies, among others). In February 2022, Law No. 21,423 established a payment schedule for all debts arising from the application of Law No. 21. 249 and its extensions, i.e., for debts incurred in the period March 18, 2020, through December 31, 2021, for customers with an average 2021 consumption of less than 250 kWh and who have debt from the period indicated above through February 11, 2022, through which each customer will receive a subsidy in 48 equal monthly installments, with a maximum limit equivalent to 15% of their average monthly billing for the year 2021.

The debt balance that cannot be covered in 48 installments will be absorbed in part (50%) by the company, and the rest will be applied to distribution rates in the pricing process after the 48 installments (installment 49). The collection system started on August 1, 2022. According to circular No. 140129 of September 30, 2022, the customer no longer completely loses its subsidy if its account is not up-to-date, but will lose the monthly subsidy when the account has not been paid 45 days after the due date of the first document in which the subsidy was charged. Therefore, only the proportional installment will be charged as the previous balance until the customer's situation is corrected.

The Group's portfolio shows, to date, resilience in the face of the global pandemic crisis. This is due to strengthening digital collection channels and solid diversification of commercial customers that have had low exposure to the impact of COVID.

Financial assets:

Cash surpluses are invested in the highest-rated local and foreign financial thresholds established for each entity.

Banks that have received investment grade ratings from the three major international rating agencies (Moody’s, S&P, and Fitch) are selected for making investments.

Investments may be supported through Chilean treasury bonds and/or commercial paper issued by the highest rated banks; the latter are preferable as they offer higher returns (always in line with current investment policies).

22.6 Risk measurement

The Group measures the Value at Risk (VaR) of its debt positions and financial derivatives in order to monitor the risk assumed by the Company, thereby reducing volatility in the income statement.

The portfolio of positions included for purposes of calculating the present VaR include:

-	Financial debt.
-	Hedging derivatives for debt.

The VaR determined represents the potential variation in value of the portfolio of positions described above in a quarter with a 95% confidence level. To determine the VaR, we take into account the volatility of the risk variables affecting the value of the portfolio of positions, including:

-	The exchange rates of the various currencies used in the calculation.

The calculation of VaR is based on generating possible future scenarios (at one quarter) of market values of the risk variables based on scenarios based on real observations for the same period (at one quarter) during five years.

The quarter 95% confidence VaR number is calculated as the 5% percentile most adverse of the quarterly possible fluctuations.

Taking into consideration the assumptions previously described, the quarter VaR of the previously discussed positions was ThCh$602,754,498.

This value represents the potential increase of the Debt and Derivatives’ Portfolio, thus these VaR are inherently related, among other factors, to the Portfolio’s value at each quarter end.